Shareholder Report, Average Annual Return (Details) 194012_Jensen Global Quality Growth Fund_Class J_TSR Annual {Class J}	12 Months Ended	60 Months Ended	74 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	7.65%	6.22%	11.31%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	30.27%	11.45%	17.36%